Equity (Summary of RSUs activity) (Details) - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2017 $ / shares shares
Number of RSUs
Unvested RSUs outstanding, beginning | shares	267,756
Forfeited | shares	(33,120)
Vested | shares	(49,523)
Unvested RSUs outstanding, ending | shares	185,113
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding, beginning | $ / shares	$ 81.35
Forfeited | $ / shares	70.44
Vested | $ / shares	82.12
Unvested RSUs outstanding, ending | $ / shares	$ 83.10